Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent Events

Note 11. Subsequent Events

Afritex Manufacturing Agreement

On April 4, 2024, the Company entered into a two-year contract manufacturing agreement with Afritex Ventures, Inc., a Texas corporation, and a commercial manufacturer of food products (the “Supplier), and Eagle Rising Food Solutions LLC, a Florida corporation and a national seafood distributor (the “Buyer”), effective March 21, 2024. The agreement automatically renews for successive one-year terms if not terminated by either party at least sixty days prior to the end of the then current term. Pursuant to the agreement, the Supplier will manufacture certain food products and provide consulting services to Buyer based on Buyer’s purchase orders. The Buyer granted the Supplier a non-exclusive, worldwide, royalty-free license to use its trademarks for such products. Under the agreement, the Supplier is responsible for product production and certain storage and the Buyer is responsible for the cost of freight and delivery of the products and is required to pay invoices within 35 days of receipt of the products. Late payments are subject to interest of 1% of the outstanding amount per month. The agreement may be terminated in the event of certain defaults which are not cured as set forth in the agreement. Either party may terminate the agreement in the event of the other party’s insolvency or inability to meet obligations, (ii) filing of voluntary or involuntary petition of bankruptcy, (iii) institution of legal proceedings against the other party by creditors or stockholders, or (iv) appointment of a receiver.

Shares issuances

During April 2024, May 2024, and June 2024, the Company issued an aggregate of 1,113,000 shares of common stock in consideration of $2,147,090 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink. Cash proceeds received as of July 27, 2024 were $2,147,090.

During April 2024, May 2024, and July 2024, the Company issued 16,219 shares of common stock to the designee of ClearThink for consulting services fee totaling $33,000 provided to the Company.

On April 2024, May 2024, June 2024, and July 2024, the Company issued an aggregate of 556,531 shares of common stock to Lind as partial conversion of $1,084,900 principal pursuant to the May 2023 convertible promissory note.

On May 22, 2024, the Company issued 10,000 shares of common stock to Hart, with a fair value of $23,300, as a commitment fee on the promissory note.

Note Issuances

On April 16, 2024, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with Hart Associates, LLC, a Delaware limited liability company (the “Hart”), pursuant to which the Company issued a promissory note in the principal amount of $300,000 and will issue 10,000 shares of its common stock to Hart (the “Hart Note”). The Hart Note has a one-time interest payment of $50,000 payable on the maturity date of May 15, 2024, which can be extended up to 90 days. The proceeds from the sale of the Hart Note are for general working capital. The Company may prepay the Hart Note at any time without penalty. The Company’s failure to comply with the material terms of the Hart Note will be considered an event of default and the principal sum of the Hart Note will increase by 20% of the outstanding balance for each subsequent 30 days it remains in default.

On April 16, 2024, the Company issued to 1800 Diagonal Lending LLC, a Virginia limited liability company (“Diagonal”), a convertible promissory note in the principal amount of $138,000 with an original issue discount of $23,000 (the “Diagonal Note”). The Diagonal Note has a one-time interest payment of $26,220 paid upon issuance and a maturity date of January 15, 2025. The proceeds from the sale of the Diagonal Note are for general working capital.

Upon the occurrence of an event of default as described in the Diagonal Note, the Diagonal Note will become immediately due and payable at a default interest rate of 150% of the then outstanding principal amount of the Diagonal Note. Additionally, Diagonal will have the right to convert all or any part of the outstanding and unpaid amount of the Diagonal Note into shares of the Company’s common stock at a conversion price of 61% of the market price as described in the Diagonal Note. The Company may not, without Diagonal’s written consent, sell, lease or otherwise dispose of any significant portion of its assets except in the ordinary course of business. The Company will reserve a sufficient number of shares to provide for the issuance of shares upon the full conversion of the Diagonal Note.

On May 9, 2024, the Company entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent whereby the Company issued a promissory note for a term loan in the amount of $210,000 which principal and interest (of $84,000) is due on November 22, 2024. Commencing May 17, 2024, the Company is required to make weekly payments of $10,500 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan which was recognized as a debt discount and amortized over the term of the loan. In connection with the loan, Agile was issued a subordinated secured promissory note, dated May 9, 2024, in the principal amount of $210,000 which note is secured by all of the Borrowers’ assets, including receivables. For the six months ended June 30, 2024, the Company made principal payments on the loan totaling $73,500 and no interest payments were made. The outstanding balance on the loan was $136,500 as of June 30, 2024.

On July 25, 2024, the Company entered into a second subordinated business loan and security agreement with Agile and Agile Capital as collateral agent whereby the Company issued a promissory note for a term loan in the amount of $210,000 which principal and interest (of $84,000) is due on January 31, 2025. Commencing August 2, 2024, the Company is required to make weekly payments of $10,888.89 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $10,000 was paid on the loan.

On May 17, 2024 the Company issued a promissory note to FirstFire Global Opportunities Fund, LLC (“FirstFire”), in the principal amount of $240,000 (the “FirstFire Note”) at a rate of 19% per annum. The FirstFire Note has a one-time interest payment of $45,600 paid upon issuance and a maturity date of April 17, 2025. Commencing August 17, 2024, the Company is required to make monthly payments until the maturity date. The Company has the right to prepay in full at any time with no prepayment penalty. An administrative agent fee of $5,000 was paid on the loan which was recognized and amortized over the term of the loan.

Resignation of Chief Financial Officer and Director

On May 10, 2024, Silvia Alana, a director and the Company’s Chief Financial Officer, notified the Company of her resignation from the board of directors and as Chief Financial Officer, effective May 28, 2024.

Reverse Split

On May 7, 2024, the Company’s board of directors approved, and on April 30, 2024, the Company’s Stockholders approved the granting of authority to the Board to amend the Company’s Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, by a ratio of not less than 1-for-2 and not more than 1-for-50, with the exact ratio to be determined by the Board in its sole discretion.

The Board determined to effectuate a 1:50 reverse stock split (the “Reverse Stock Split”) and on May 20, 2024 the Company amended its Certificate of Incorporation to effect the Reverse Stock Split which became effective on the same day. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to reflect the Reverse Stock Split.

British Columbia Lawsuit

On July 16, 2024, the Company, through TOBC, filed a lawsuit in the Supreme Court of British Columbia (the “Court”) against their landlords Steven Atkinson, Kathryn Atkinson and Janet Atkinson (the “Landlords”) requesting a declaration that their commercial lease located at 2904 and 2934 Jameson Road, Nanaimo, B.C. V9R 6W8 dated April 1, 2022 by and between TOBC and their Landlords is a valid lease and remains in full force and effect. The Company cannot provide any assurance as to the timing of resolution or outcome of this matter.

Note 15. Subsequent Events

In order to refinance interest due on the June 14, 2023 note issued to Agile, on January 2, 2024, the Company, and Keeler & Co. entered into a subordinated business loan and security agreement with Agile and Agile Capital as collateral agent, which provides for a term loan to the Company in the amount of $122,491 which principal and interest (of $48,996) is due on May 31, 2024. Commencing January 5, 2024, the Company is required to make weekly payments of $7,795 until the due date. The loan may be prepaid subject to a prepayment fee. An administrative agent fee of $5,833 was paid on the loan. A default interest rate of 5% will become effective upon the occurrence of an event of default. In connection with the loan, Agile was issued a subordinated secured promissory note, dated January 2, 2024, in the principal amount of $122,491 which note is secured by all of the Borrower’s assets, including receivables.

ClearThink Term Loan

On January 18, 2024, the Company entered into the Revenue-Based Factoring MCA Plus Agreement with ClearThink which provides, among other things, for a 33-week term loan in the principal amount of $200,000 (with an additional one-time commitment fee of $50,000). Interest accrues at the rate of 25% per annum with an additional 5% default interest rate in the event of circumstances described in the agreement or $50,000 will be added to the principal amount and accrue after principal is paid. The Company is required to make biweekly payments of $14,706, commencing February 1, 2024 for the term of the Agreement. On January 25, 2024, the Company issued 7,092 shares of common stock to ClearThink as a commitment fee, with a fair value of $50,000.

On January 23, 2024 and February 1, 2024, the Company issued 1,528 and 1,654 shares of common stock, respectively, to the designee of ClearThink for consulting services provided to the Company.

During February 2024 and March 2024, the Company issued an aggregate of 226,656 shares of common stock for cash proceeds of $836,360 pursuant to a securities purchase agreement, dated May 16, 2023 with ClearThink.

Afritex Agreements

On February 1, 2024, the Company entered into a ninety-day Master Services Agreement (the “Services Agreement”) with Afritex Ventures, Inc. a Texas corporation (“Afritex”), pursuant to which the Company will be responsible for all of Afritex’s operations and finance functions. The Company will provide Afritex with working capital in order to sustain operations and will purchase certain inventory listed in the Services Agreement. In consideration for its services, during the term of the Services Agreement, the Company will be entitled to all of the revenue and profits earned by Afritex. Under the Services Agreement, Afritex may not sell or otherwise use as consideration any of its intellectual property without the Company’s consent. The Company must maintain certain commercial liability insurance during the term of the Services Agreement. The Services Agreement also provides that the Company may not solicit Afritex employees for 24 months nor circumvent existing business relationships of Afritex for three years, after the term of the Services Agreement. The term of the Services Agreement will automatically extend for three thirty-day periods, if Afritex’s outstanding debt is no greater than $325,000.

In connection with the Services Agreement, on February 12, 2024, the Company entered into an Intangibles Assets and Machinery Option To Purchase Agreement with Afritex (the “Option Agreement”). Pursuant to the Option Agreement, the Company has the option to purchase Afritex’s intangible assets, machinery and equipment set forth in the Option Agreement for a purchase price of $554,714 for machinery and equipment and 100,000 shares of the Company’s common stock were issued on February 12, 2024 to be held in escrow, for intangible assets. In addition, for one year from the date of the Option Agreement, Afritex has an option to purchase up to $1,000,000 shares of the Company’s common stock at a 10% discount to the lowest volume-weighted average price in the immediately prior five days. The sale of any shares acquired by Afritex under the Option Agreement are subject to a “leak-out” provision as set forth in the Option Agreement. The closing of the Option Agreement is subject to, among other things, the successful restructuring of Afritex’s accounts payable debts so that no individual debt of $85,000 or aggregate debt of more than $325,000 is outstanding. The Option Agreement may be terminated if, among others, the closing has not has not occurred within 90 days, unless extended for two additional 30-day periods at the Company’s sole discretion. To date, the Company has not exercised its option to purchase such intangibles assets, machinery and equipment.

On March 11, 2024, the Company issued 15,000 shares of common stock to Lind, with a fair value of $60,000, as partial conversion of the principal pursuant to the May 2023 convertible promissory note.

Reverse Split

On May 7, 2024, the Company’s board of directors approved, and on April 30, 2024, the Company’s stockholders approved the granting of authority to the Board to amend the Company’s Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, by a ratio of not less than 1-for-2 and not more than 1-for-50, with the exact ratio to be determined by the Board in its sole discretion.

The Board determined to effectuate a 1:50 reverse stock split (the “Reverse Stock Split”) and on May 20, 2024 the Company amended its Certificate of Incorporation to effect the Reverse Stock Split which became effective on the same day. All share and per share amounts in the financial statements have been retrospectively adjusted for all periods presented to reflect the Reverse Stock Split.